Komatsu Ltd. Shareholders' Equity (Details Textuals) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Sep. 01, 2010	Sep. 01, 2009	Mar. 31, 2008 JPY (¥)
Komatsu Ltd Shareholders Equity (Textuals) [Abstract]
Increase in capital surplus incase of applying certain US practices	$ 1,243,241	¥ 103,189,000
Affiliated companies owned number of shares	1,104,600	1,104,600	1,094,600	1,094,600
Percentage of affiliated companies owned shares	0.11%	0.11%	0.11%	0.11%
Acts provision for Retained Earnings Appropriated for Legal Reserve	amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock	amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock
Total shareholder equity	11,719,036	972,680,000	1,056,843	876,799,000	848,334,000			917,365,000
Shareholder equity available for dividend under the act	3,551,060	294,738,000
Payment Of Cash Dividend	233,361	19,369,000
Number of share acquisition rights issued to employees	768	768	642	642	463
Number of shares to be issued for One stock Acquisition Right	100	100	1,000	1,000
Compensation expense recorded in selling, general and administrative under fair value method	1,651	137,000		413,000	376,000
Compensation expense after tax	976	81,000		246,000	224,000
Intrinsic values of options exercised	$ 2,398	¥ 199,000		¥ 153,000	¥ 722,000
Percentage of Option vest on grant date	100.00%	100.00%				100.00%	100.00%
Multiplying factor for Purchase Price			1.05	1.05
Deferred Compensation Arrangement with Individual, Exercise Price		¥ 1